Loss Before Income Tax - Schedule of Employee Benefits Expense (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit Loss [Abstract]
Short-term benefits	$ 8,423,133	$ 6,940,900	$ 4,539,663
Post-employment benefits	355,434	257,128	200,045
Share-based payments
Equity-settled	2,443,894	2,428,128	132,200
Cash-settled	(467,134)	(234,761)	213,636
Total employee benefits expense	10,755,327	9,391,395	5,085,544
Employee benefits expense by function
General and administrative expenses	5,643,217	5,718,646	3,856,753
Research and development expenses	5,112,110	3,672,749	1,228,791
Total employee benefits expense	$ 10,755,327	$ 9,391,395	$ 5,085,544